Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2013
Parent Company Only Financial Statements

15. Parent Company Only Financial Statements

The following condensed financial statements for Investors Bancorp, Inc. (parent company only) reflect the investment in its wholly-owned subsidiary, Investors Bank, using the equity method of accounting.

Balance Sheets

	December 31,
	2013	2012
	(In thousands)
Assets:
Cash and due from bank	$6,515	7,104
Securities available-for-sale, at estimated fair value	3,910	3,611
Investment in subsidiary	1,243,679	987,596
ESOP loan receivable	33,491	34,592
Other assets	52,974	39,528

Total Assets	$1,340,569	1,072,431

Liabilities and Stockholders’ Equity:
Total liabilities	$6,242	5,615
Total stockholders’ equity	1,334,327	1,066,816

Total Liabilities and Stockholders’ Equity	$1,340,569	1,072,431

Statements of Operations

	Year Ended December 31,
	2013	2012	2011
	(In thousands)
Income:
Interest on ESOP loan receivable	$1,176	1,167	1,192
Dividend from subsidiary	10,000	135,000	30,000
Interest on deposit with subsidiary	—	—	8
Gain (loss) on securities transactions	89	(41)	92

	11,265	136,126	31,292
Expenses:
Other expenses	1,473	1,413	899

Income before income tax expense	9,792	134,713	30,393
Income tax (benefit) expense	233	(112)	148

Income before undistributed earnings of subsidiary	9,559	134,825	30,245
Equity in undistributed earnings of subsidiary (dividend in excess of earnings)	102,472	(46,058)	48,641

Net income	$112,031	88,767	78,886

Other Comprehensive Income

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Net income	$112,031	88,767	78,886
Other comprehensive income (loss), net of tax:
Unrealized gain on securities available-for-sale	1,316	826	(184)

Total other comprehensive income	1,316	826	(184)

Total comprehensive income	$113,347	89,593	78,702

Statements of Cash Flows

	Year Ended December 31,
	2013	2012	2011
	(In thousands)
Cash flows from operating activities:
Net income	$112,031	88,767	78,886
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
(Equity in undistributed earnings of subsidiary)Dividend in excess of earning	(102,472)	46,058	(48,641)
Loss (Gain) on securities transactions	89	41	(92)
(Increase) decrease in other assets	2,235	(670)	143
Increase (decrease) in other liabilities	1,834	1,820	(71)

Net cash provided by operating activities	13,717	136,016	30,225

Cash flows from investing activities:
Cash received net of cash paid for acquisition	738	(135,000)	—
Purchase of investments available-for-sale	(668)	(1,000)	—
Redemption of equity securities available-for-sale	280	85	176
Principal collected on ESOP loan	1,101	1,064	1,032

Net cash (used in) provided by investing activities	1,451	(134,851)	1,208

Cash flows from financing activities:
Proceeds from sale of treasury stock	8,184	2,726	4,855
Purchase of treasury stock	(1,537)	(902)	(32,489)
Dividends paid	(22,404)	(5,595)	—

Net cash used in financing activities	(15,757)	(3,771)	(27,634)

Net (decrease) increase in cash and due from bank	(589)	(2,606)	3,799
Cash and due from bank at beginning of year	7,104	9,710	5,911

Cash and due from bank at end of year	$6,515	7,104	9,710